Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 1,097,935
After-tax profit	10.00%
Registered capital	50.00%
Allowance for credit losses
Other comprehensive income (loss)		$ 4,000,000
Dilutive shares
Class A Share [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants purchase	6,000,000
BVI [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 120,000
Hongkong [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 977,935